Derivative Liabilities (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative liabilities gain	$ 0	$ 51,456
Common shares issued upon conversion of bond payable-related party and derivative liability, value			174,578
Convertible Debt [Member]
Derivatives, Fair Value [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability, value			1,500,000
Accrued Interest [Member]
Derivatives, Fair Value [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability, value			179,612
Derivative Liability [Member]
Derivatives, Fair Value [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability, value			673,736
Common Stock [Member]
Derivatives, Fair Value [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability, shares			261,665
Common shares issued upon conversion of bond payable-related party and derivative liability, value			$ 26